Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2022		76,433,772
Beginning balance at Dec. 31, 2022	$ 21,951	$ 210	$ 345,834	$ (367)	$ (323,726)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and vesting of RSUs (in shares)		1,923,898
Exercise of stock options and vesting of RSUs	2,307	$ 5	2,302
Issuance of ordinary shares under the employee share purchase plan (in shares)		293,208
Issuance of ordinary shares under the employee share purchase plan	1,259	$ 1	1,258
Share-based compensation	18,164		18,164
Other comprehensive income (loss)	1,239			1,239
Net loss	(29,373)				(29,373)
Ending balance (in shares) at Dec. 31, 2023		78,650,878
Ending balance at Dec. 31, 2023	15,547	$ 216	367,558	872	(353,099)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and vesting of RSUs (in shares)		3,692,511
Exercise of stock options and vesting of RSUs	4,697	$ 10	4,687
Issuance of ordinary shares under the employee share purchase plan (in shares)		275,122
Issuance of ordinary shares under the employee share purchase plan	1,486	$ 1	1,485
Share-based compensation	17,719		17,719
Other comprehensive income (loss)	(484)			(484)
Net loss	$ (11,457)				(11,457)
Ending balance (in shares) at Dec. 31, 2024	82,618,511	82,618,511
Ending balance at Dec. 31, 2024	$ 27,508	$ 227	391,449	388	(364,556)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and vesting of RSUs (in shares)		3,975,147
Exercise of stock options and vesting of RSUs	4,564	$ 12	4,552
Issuance of ordinary shares under the employee share purchase plan (in shares)		368,544
Issuance of ordinary shares under the employee share purchase plan	2,324	$ 1	2,323
Share-based compensation	21,254		21,254
Other comprehensive income (loss)	612			612
Net loss	$ (32,936)				(32,936)
Ending balance (in shares) at Dec. 31, 2025	86,962,202	86,962,202
Ending balance at Dec. 31, 2025	$ 23,326	$ 240	$ 419,578	$ 1,000	$ (397,492)